Investment Properties - Summary of Investment Properties and Changes in Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 212,784	₩ 225,195
Depreciation	(486)	(1,386)
Others	(3,804)	(11,025)
Disposal	(208)
Endings balance	208,286	212,784
Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	221,148
Endings balance	214,658	221,148
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(8,334)
Endings balance	(6,351)	(8,334)
Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(30)	(29)
Depreciation	1	1
Others	8	(2)
Disposal	0
Endings balance	(21)	(30)
Investment property - Land
Disclosure of detailed information about investment property [line items]
Beginning balance	201,605
Disposal	(208)
Endings balance	194,417	201,605
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	201,605	200,391
Depreciation	0	0
Others	(6,980)	1,214
Endings balance	194,417	201,605
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	201,605
Endings balance	194,417	201,605
Investment property - Land | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Land | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Buildings
Disclosure of detailed information about investment property [line items]
Beginning balance	11,179
Endings balance	13,869	11,179
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	11,209	24,833
Depreciation	(487)	(1,387)
Others	3,168	(12,237)
Disposal	0
Endings balance	13,890	11,209
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	19,543
Endings balance	20,241	19,543
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(8,334)
Endings balance	(6,351)	(8,334)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(30)
Endings balance	₩ (21)	₩ (30)